Taxes - Tax Loss Carryforwards rollforward (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Major components of tax expense (income) [abstract]
Tax loss carryforwards, beginning		$ 32,536		$ 29,941
Derecognized		(8,521)		(377)
Additions		7,538		7,194
Usage of tax losses		(2,444)		(2,947)
Translation effect of beginning balances		(2,491)		(1,275)
Tax loss carryforwards, ending		26,618		32,536		$ 29,941
Taxes withheld on payment of dividends	$ 0		$ 0		$ 0
Temporary differences for which tax liability not recognized		$ 41,280		$ 49,255		$ 45,305